Supplemental guarantor financial information	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Supplemental guarantor financial information

23. Supplemental guarantor financial information

The following guarantor financial information is presented to comply with U.S. SEC disclosure requirements of Rule 3-10 of Regulation S-X.

The issuances or exchanges of securities described below are related to securities issued by Anheuser-Busch InBev Finance Inc. and, jointly or separately, Anheuser-Busch InBev Worldwide Inc. and Anheuser-Busch Companies, LLC and in each case fully and unconditionally guaranteed by Anheuser-Busch InBev SA/NV (the “Parent Guarantor”). Each such security is also jointly and severally guaranteed by Brandbrew S.A., Brandbev S.à r.l. and Cobrew NV (the “Other Subsidiary Guarantors”), and by Anheuser-Busch InBev Worldwide Inc. (in respect of debt issued by Anheuser-Busch InBev Finance Inc.), by Anheuser-Busch InBev Finance Inc. (in respect of debt issued by Anheuser-Busch InBev Worldwide Inc. and Anheuser-Busch Companies, LLC) and by Anheuser-Busch Companies, LLC (in respect of debt issued by Anheuser-Busch InBev Worldwide Inc. and Anheuser-Busch InBev Finance Inc.). The following notes issued by Anheuser-Busch Worldwide Inc., Anheuser-Busch Finance Inc. and Anheuser-Busch Companies, LLC and registered with the SEC were outstanding as of 30 June 2019:

•

On 6 January 2010, Anheuser-Busch InBev Worldwide Inc. issued 0.5 billion US dollar aggregate principal amount of fixed rate notes due 2040. The notes bear interest at an annual rate of 6.375% and will mature on 15 January 2040. The issuance closed on 5 February 2010. In connection with bond exchange on 6 April and 19 April 2017, 51.12% of the principal of the 2040 note was exchanged. The remaining principal of the note amounts to 0.24 billion US dollar.

•

On 24 January 2011, Anheuser-Busch InBev Worldwide Inc. issued 0.5 billion US dollar aggregate principal amount of fixed rate notes due 2021. The notes bear interest at an annual rate of 4.375% and will mature on 15 February 2021[1]. The issuance closed on 27 January 2011.

•

On 14 March 2011, Anheuser-Busch InBev Worldwide Inc. completed an exchange offer for the following series of unregistered notes (i) 1.25 billion US dollar principal amount of 8.2% notes due 2039 and (ii) 1.0 billion US dollar principal amount of 6.875% notes due 2019 and (iii) 0.45 billion US dollar principal amount of 8.0% notes due 2039. In connection with the exchange offer, Anheuser-Busch InBev Worldwide Inc. issued freely tradable, SEC-registered notes with otherwise substantially the same terms and conditions.

•

On 16 July 2012, Anheuser-Busch InBev Worldwide Inc. issued 3.0 billion US dollar aggregate principal amount of fixed rate notes due 2022[2] and 1.0 billion US dollar aggregate principal amount of fixed rate notes due 2042. The notes bear interest at an annual rate of 2.500% for the 2022 notes and 3.750% for the 2042 notes.

•

On 17 January 2013, Anheuser-Busch InBev Finance Inc. issued 1.25 billion US dollar aggregate principal amount of fixed rate notes due 2023[3] and 0.75 billion US dollar aggregate principal amount of fixed rate notes due 2043. The notes bear interest at an annual rate of 2.625% for the 2023 notes and 4.000% for the 2043 notes.

•

On 27 January 2014, Anheuser-Busch InBev Finance Inc. issued 5.25 billion US dollar aggregate principal amount of bonds, consisting of; 250m US dollar aggregate principal amount of floating rate notes due 2019[4]; 1.4 billion US dollar aggregate principal amount of fixed rate notes due 2024; and 850m US dollar aggregate principal amount of fixed rate notes due 2044. The fixed rate notes bear interest at an annual rate of 3.700% for the 2024 notes[5]; and 4.625% for the 2044 notes. The floating rate notes bear interest at an annual rate of 40.00 basis points above three-month LIBOR.

•	On 23 July 2015, Anheuser-Busch InBev Finance Inc. issued 565 million US dollar aggregated principal amount of fixed rate notes due 2045. The notes bear interest at an annual rate of 4.60%.

•

On 25 January 2016, Anheuser-Busch InBev Finance Inc. issued 46.0 billion US dollar aggregate principal amount of bonds, consisting of 7.5 billion US dollar aggregate principal amount of fixed rate notes due 2021[6]; 6.0 billion US dollar aggregate principal amount of fixed rate notes due 2023[7]; 11.0 billion US dollar aggregate principal amount of fixed rate notes due 2026[8]; 6.0 billion US dollar aggregate principal amount of fixed rate notes due 2036[9]; 11.0 billion US dollar aggregate principal amount of fixed rate notes due 2046[3]; and 500m US

[1] On 11 February 2019, Anheuser-Busch InBev Finance Inc. completed tender offers for the 4.375% fixed rate note due 2021 for the total aggregate principal amount of 215 million.

[2] On 11 February 2019, Anheuser-Busch InBev Finance Inc. completed tender offers for the 2.500% fixed rate note due 2022 for the total aggregate principal amount of 1.3 billion.

[3] On 11 February 2019, Anheuser-Busch InBev Finance Inc. completed tender offers for the 2.625% fixed rate note due 2023 for the total aggregate principal amount of 607 million.

[4] This floating rate note was redeemed on 1 February 2019.

[5] On 11 February 2019, Anheuser-Busch InBev Finance Inc. completed tender offers for the 3.700% fixed rate note due 2024 for the total aggregate principal amount of 535 million.

[6] On 28 November 2018 and 11 February 2019, Anheuser-Busch InBev Finance Inc. completed tender offers for the 2.650% fixed rate note due 2021 for the total aggregate principal amount of 5.0 billion.

[7] On 11 February 2019, Anheuser-Busch InBev Finance Inc. completed tender offers for the 3.300% fixed rate note due 2023 for the total aggregate principal amount of 2.9 billion.

[8] On 11 February 2019, Anheuser-Busch InBev Finance Inc. completed tender offers for the 3.650% fixed rate note due 2026 for the total aggregate principal amount of 5.7 billion.

[9] These notes were exchanged on 26 November 2018 by notes co-issued by Anheuser-Busch InBev Worldwide Inc. and Anheuser-Busch Companies, LLC.

dollar aggregate principal amount of floating rate notes due 2021[1]. The fixed rate notes will bear interest at an annual rate of 2.650% for the 2021 notes; 3.300% for the 2023 notes; 3.650% for the 2026 notes; 4.700% for the 2036 notes and 4.900% for the 2046 notes. The 2021 floating rate notes bear interest at an annual rate of 126.00 basis points above three-month LIBOR.

•	On 29 January 2016, Anheuser-Busch InBev Finance Inc. issued 1.47 billion US dollar aggregated principal amount of fixed rate notes due 2046. The notes bear interest at an annual rate of 4.915%.

•

On 16 December 2016, Anheuser-Busch InBev Worldwide Inc. completed an exchange offer for up to 6.8 billion US dollar aggregate principal amount of certain SAB Group notes, in connection with which Anheuser-Busch InBev Worldwide Inc. issued (i) 309 million US dollar aggregate principal amount of floating rate notes due 2018; (ii) 641 million US dollar aggregate principal amount of 2.200% fixed rate notes due 2018; (iii) 2.35 billion US dollar aggregate principal amount of 3.750% fixed rates due 2022[2]; (iv) 298 million US dollar aggregate principal amount of 6.625% fixed rate notes due 2033; (v) 300 million US dollar aggregate principal amount of 5.875% fixed rate notes due 2035; and (vi) 1.49 billion US dollar aggregate principal amount of 4.950% fixed rate notes due 2042. The floating rate notes bear interest at an annual rate of 69.00 basis points above three-month LIBOR.

•

On 6 April and 19 April 2017, Anheuser-Busch InBev Worldwide Inc. completed U.S. private exchange offers for certain outstanding notes issued by either Anheuser-Busch Companies, LLC or Anheuser-Busch InBev Worldwide Inc. in exchange for a combination of new Anheuser-Busch InBev Worldwide Inc. Notes due 2048 and cash. The new notes have 1,735,171,000 US dollar aggregate principal amount outstanding, maturing on 6 October 2048 and bear interest at a rate per annum of 4.439%[3].

•

On 21 August 2017, Anheuser-Busch InBev Worldwide Inc. completed an exchange offer for the unregistered 1,735,171,000 US dollar principal amount of 4.439% notes due 2048. In connection with the exchange offer, Anheuser-Busch InBev Worldwide Inc. issued freely tradable, SEC-registered notes with otherwise substantially the same terms and conditions.

•

On 4 April 2018, Anheuser-Busch InBev Worldwide Inc. completed an exchange offer for up to 10.0 billion US dollar aggregate principal amount of certain bonds and issued (i) 1.5 billion US dollar aggregate principal amount of 3.500% fixed rate notes due 2024[4]; (ii) 2.5 billion US dollar aggregate principal amount of 4.000% fixed rate notes due 2028; (iii) 1.5 billion US dollar aggregate principal amount of 4.375% fixed rates due 2038; (iv) 2.5 billion US dollar aggregate principal amount of 4.600% fixed rate notes due 2048; (v) 1.5 billion US dollar aggregate principal amount of 4.750% fixed rate notes due 2058; and (vi) 500 million US dollar aggregate principal of floating rate notes due 2024[5]. The floating rate notes bear interest at an annual rate of 74.00 basis points above three-month LIBOR.

•

On 26 November 2018, Anheuser-Busch InBev Worldwide Inc. and Anheuser-Busch Companies, LLC completed an exchange offer for certain notes originally issued by Anheuser-Busch InBev Finance Inc on 25 January 2016. The aggregate principal amount accepted for offer are (i) 9.5 billion US dollar of 4.900% fixed rate notes due 2046; 5.4 billion US dollar of 4.700% fixed rate notes due 2036; and 8.6 billion US dollar of 3.650% fixed rate notes due 2026[6].

•	On 28 November 2018, Anheuser-Busch InBev Finance Inc completed a tender offer for certain notes for the total aggregate principal amount of 2.5 billion of 2.650% fixed rate notes due 2010.

•

On 23 January 2019, Anheuser-Busch InBev Worldwide Inc. completed the issuance of 15.5 billion US dollar aggregate principal amount of bonds, consisting of (i) 2.5 billion US dollar aggregate principal amount of 4.150% fixed rate notes due 2025; (ii) 4.25 billion US dollar aggregate principal amount of 4.750% fixed rate notes due 2029; (iii) 750 million US dollar aggregate principal amount of 4.900% fixed rates due 2031; (iv) 2.0 billion US dollar aggregate principal amount of 5.450% fixed rate notes due 2039; (v) 4.0 billion US dollar aggregate principal amount of 5.550% fixed rate notes due 2049; and (vi) 2.0 billion US dollar aggregate principal amount of 5.800% fixed rate notes due 2059.

The following condensed consolidated financial information presents the Condensed Consolidated Statement of Financial Position as of 30 June 2019 and 31 December 2018[7], the Condensed Consolidated Income Statements and Condensed Consolidated Statements of Cash Flows for the period ended 30 June 2019 and 2018[2] of (a) Anheuser-Busch InBev SA/NV, (b) Anheuser-Busch InBev Worldwide Inc. (guarantor of notes issued by Anheuser-Busch InBev Finance Inc.), (c) Anheuser-Busch InBev Finance Inc. (guarantor of notes issued by Anheuser-Busch InBev Worldwide Inc. and notes co-issued by Anheuser-Busch Companies, LLC and Anheuser-Busch InBev Worldwide Inc.), (d) Anheuser Busch Companies, LLC (guarantor of notes issued by Anheuser-Busch InBev Worldwide Inc. and notes issued by Anheuser-

[1] On 11 February 2019, Anheuser-Busch InBev Finance Inc. completed tender offers for the floating rate note due 2021 for the total aggregate principal amount of 189 million.

[2] On 11 February 2019, Anheuser-Busch InBev Finance Inc. completed tender a offer for the 3.750% fixed rate note due 2022 for the total aggregate principal amount of 1.1 billion.

[3] In accordance to IFRS 9, on the transition date the difference between the new carry amount and old carry amount was booked in the Retained Earnings. See also Note 16 Interest-bearing loans and borrowings.

[4] On 11 February 2019, Anheuser-Busch InBev Finance Inc. completed tender offers for the 3.500% fixed rate note due 2024 for the total aggregate principal amount of 846 million.

[5] On 11 February 2019, Anheuser-Busch InBev Finance Inc. completed tender offers for the floating rate note due 2024 for the total aggregate principal amount of 271 million.

[6] On 11 February 2019, Anheuser-Busch InBev Finance Inc. completed tender offers for the 3.650% fixed rate note due 2026 for the total aggregate principal amount of 5.7 billion.

[7] 2018 financial information has been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application – refer to Note 3 Summary of significant accounting policies.

Busch InBev Finance Inc.), (e) the Other Subsidiary Guarantors, (f) the non-guarantor subsidiaries, (g) elimination entries necessary to consolidate the Parent with the issuer, the guarantor subsidiaries and the non-guarantor subsidiaries; and (h) the Company on a consolidated basis. Investments in consolidated subsidiaries are presented under the equity method of accounting.

Separate financial statements and other disclosures with respect to the guarantor subsidiaries have not been provided as management believes the following information is sufficient, as the guarantor subsidiaries are 100% owned by the Parent and all guarantees are full and unconditional, except for certain customary release provisions, including: (1) the sale or disposal of all or substantially all of the assets of a guarantor subsidiary; (2) the sale or other disposition of the capital stock of a guarantor subsidiary; (3) the contemporaneous release of substantially all of a guarantor subsidiary’s guarantees of other indebtedness for which such guarantor subsidiary also provides a guarantee; and (4) if a guarantor subsidiary would be required to include full financial statements in any registration statement filed with the SEC in place of this condensed consolidated information. Except as disclosed in Note 15 Changes in Equity and Earnings per Share, there are no restrictions on the Company’s ability to obtain funds from any of its direct or indirect wholly-owned subsidiaries through dividends, loans or advances.

Condensed Consolidating Income Statement

For the year ended 30 June 2019 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
Revenue	304	—	—	7 823	—	19 735	(1 310)	26 552
Cost of sales	(207)	—	—	(3 685)	—	(7 556)	1 310	(10 138)

Gross profit	97	—	—	4 138	—	12 179	—	16 414
Distribution expenses	(15)	—	—	(557)	—	(2 195)	—	(2 767)
Sales and marketing expenses	(77)	—	—	(1 005)	—	(2 521)	—	(3 603)
Administrative expenses	(153)	—	—	(334)	12	(1 413)	—	(1 888)
Other operating income/(expenses)	125	538	—	(583)	(1)	210	—	288

Profit from operations	(23)	538	—	1 659	11	6 260	—	8 445
Net finance cost	(264)	(1 033)	84	(484)	103	1 395	—	(199)
Share of result of associates	—	—	—	(3)	—	65	—	62
Profit before tax	(287)	(495)	84	1 172	114	7 720	—	8 308
Income tax expense	—	102	(6)	(373)	(2)	(1 387)	—	(1 666)
Profit	(287)	(393)	78	799	112	6 333	—	6 642
After-tax income from subsidiaries	6 342	418	—	216	528	4 017	(11 519)	—
Profit of the period	6 055	25	78	1 015	640	10 350	(11 519)	6 642
Profit of the period attributable to:
Equity holders of AB InBev	6 055	25	78	1 015	640	9 763	(11 519)	6 055
Non-controlling interest	—	—	—	—	—	587	—	587

For the year ended 30 June 2018 (Restated) Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
Revenue	268	—	—	7 694	—	20 348	(1 223)	27 087
Cost of sales	(172)	—	—	(3 615)	—	(7 609)	1 231	(10 165)

Gross profit	96	—	—	4 079	—	12 739	8	16 922
Distribution expenses	(15)	—	—	(589)	—	(2 307)	—	(2 911)
Sales and marketing expenses	(113)	—	—	(1 008)	—	(3 008)	—	(4 129)
Administrative expenses	(121)	—	—	(286)	1	(1 393)	—	(1 799)
Other operating income/(expenses)	318	413	—	(618)	—	93	—	206

Profit from operations	165	413	—	1 578	1	6 124	8	8 289
Net finance cost	(101)	(1 703)	10	1 522	47	(3 147)	—	(3 372)
Share of result of associates	—	—	—	3	—	90	—	93
Profit before tax	64	(1 290)	10	3 103	48	3 067	8	5 010
Income tax expense	—	155	(3)	(425)	(1)	(1 138)	(8)	(1 420)
Profit	64	(1 135)	7	2 678	47	1 929	—	3 590
After-tax income from subsidiaries	2 890	2 060	—	168	443	1 779	(7 340)	—
Profit of the period	2 954	925	7	2 846	490	3 708	(7 340)	3 590
Profit of the period attributable to:
Equity holders of AB InBev	2 954	925	7	2 846	490	3 072	(7 340)	2 954
Non-controlling interest	—	—	—	—	—	636	—	636

Condensed Consolidating Statement of Financial Position

As at 30 June 2019 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
ASSETS
Non-current assets
Property, plant and equipment	32	—	—	5 081	—	22 404	—	27 517
Goodwill	—	—	—	33 348	—	101 404	—	134 752
Intangible assets	568	—	—	22 308	98	22 221	—	45 195
Investments in subsidiaries	125 971	86 873	—	31 099	26 522	161 538	(432 003)	—
Investments in associates and joint ventures	—	—	—	2	—	5 988	—	5 990
Deferred tax assets	—	143	—	—	—	1 820	(143)	1 820
Derivatives	—	—	—	—	66	24	—	91
Other non-current assets	14 022	18 883	16 271	21 066	9 830	27 721	(105 880)	1 913
	140 593	105 899	16 271	112 905	36 516	343 121	(538 026)	217 279
Current assets
Investment securities	—	—	—	—	—	87	—	87
Inventories	—	—	—	923	—	3 735	—	4 658
Derivatives	72	—	—	9	3 113	164	(3 127)	231
Trade and other receivables	7 280	4 087	805	7 369	647	13 231	(26 874)	6 546
Cash and cash equivalents	103	—	92	455	8 910	8 689	(10 070)	8 179
Assets classified as held for sale	—	—	—	—	—	51	—	51
Other current assets	—	88	—	—	—	307	(91)	304
	7 455	4 175	897	8 756	12 670	26 265	(40 162)	20 056
Total assets	148 048	110 074	17 168	121 661	49 186	369 385	(578 187)	237 335
EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	70 233	55 774	618	75 904	26 247	273 460	(432 003)	70 233
Minority interest	—	—	—	—	—	7 898	—	7 898
	70 233	55 774	618	75 904	26 247	281 358	(432 003)	78 131
Non-current liabilities
Interest-bearing loans and borrowings	62 391	49 864	16 301	28 312	3 396	47 179	(105 771)	101 672
Employee benefits	5	—	—	998	—	1 571	—	2 574
Deferred tax liabilities	—	—	8	6 743	—	6 788	(143)	13 396
Derivatives	—	—	—	—	614	—	—	614
Other non-current liabilities	79	—	—	141	—	3 451	—	3 672
	62 476	49 864	16 309	36 194	4 010	58 990	(105 914)	121 928
Current liabilities
Interest-bearing loans and borrowings	6 543	3 656	—	6 547	13 896	5 115	(24 793)	10 964
Income tax payable	—	—	1	139	1	1 063	(90)	1 115
Derivatives	84	—	—	76	2 795	2 980	(3 128)	2 807
Trade and other payables	988	782	240	2 792	196	18 991	(2 189)	21 799
Other current liabilities	7 725	—	—	9	2 042	885	(10 072)	590
	15 340	4 438	241	9 564	18 930	29 034	(40 272)	37 276
Total equity and liabilities	148 048	110 074	17 168	121 661	49 186	369 385	(578 187)	237 335

As at 31 December 2018 (Restated) Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
ASSETS
Non-current assets
Property, plant and equipment	45	—	—	5 235	—	22 335	—	27 615
Goodwill	—	—	—	33 226	—	100 085	—	133 311
Intangible assets	580	—	—	22 227	98	21 926	—	44 831
Investments in subsidiaries	123 108	86 239	—	30 594	24 622	170 568	(435 131)	—
Investments in associates and joint ventures	—	—	—	—	—	6 136	—	6 136
Deferred tax assets	—	130	—	—	—	1 525	(138)	1 517
Derivatives	—	—	—	—	302	10	(21)	291
Other non-current assets	22 196	13 850	24 037	26 158	8 701	36 767	(129 823)	1 885
	145 929	100 219	24 037	117 440	33 723	359 352	(565 113)	215 587
Current assets
Investment securities	—	—	—	—	—	87	—	87
Inventories	—	—	—	819	—	3 415	—	4 234
Derivatives	—	—	—	25	5 399	464	(5 872)	16
Trade and other receivables	3 079	3 471	1 176	6 678	1 619	10 415	(20 063)	6 375
Cash and cash equivalents	1	3	28	581	6 094	8 481	(8 114)	7 074
Assets classified as held for sale	—	—	—	—	—	39	—	39
Other current assets	—	500	3	—	—	454	(501)	457
	3 080	3 974	1 207	8 103	13 112	23 355	(34 550)	18 281
Total assets	149 009	104 193	25 244	125 542	46 835	382 707	(599 663)	233 868
EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	64 485	55 402	597	74 628	29 258	275 246	(435 131)	64 485
Minority interest	—	—	—	—	—	7 404	—	7 404
	64 485	55 402	597	74 628	29 258	282 650	(435 131)	71 890
Non-current liabilities
Interest-bearing loans and borrowings	72 743	46 552	24 042	33 348	3 314	56 618	(129 618)	106 997
Employee benefits	5	—	—	1 048	—	1 628	—	2 681
Deferred tax liabilities	—	—	8	6 692	—	6 601	(137)	13 165
Derivatives	—	—	—	—	788	—	(21)	766
Other non-current liabilities	81	—	—	150	—	3 312	—	3 544
	72 829	46 552	24 050	41 238	4 102	68 159	(129 776)	127 153
Current liabilities
Interest-bearing loans and borrowings	4 535	1 679	253	5 816	5 234	4 818	(17 752)	4 584
Income tax payable	—	—	—	474	3	1 243	(500)	1 220
Derivatives	482	—	—	131	5 563	5 272	(5 872)	5 575
Trade and other payables	1 228	562	342	3 211	65	19 674	(2 515)	22 568
Other current liabilities	5 450	—	—	42	2 612	893	(8 117)	880
	11 695	2 241	595	9 674	13 477	31 900	(34 756)	34 826
Total equity and liabilities	149 009	104 193	25 244	125 542	46 835	382 707	(599 663)	233 868

Condensed Consolidating Statement of Cash Flows

For the year ended 30 June 2019 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
OPERATING ACTIVITIES
Profit of the period	6 055	25	78	1 015	640	10 350	(11 519)	6 642
Depreciation, amortization and impairment	84	—	—	395	—	1 820	—	2 299
Net finance cost	264	1 033	(84)	484	(103)	(1 395)	—	199
Income tax expense	—	(102)	6	373	2	1 387	—	1 666
Investment income	(6 342)	(418)	—	(216)	(528)	(4 017)	11 519	—
Other items	70	—	—	62	1	(150)	—	(17)
Cash flow from operating activities before changes in working capital and use of provisions	131	538	—	2 113	12	7 995	—	10 789
Working capital and provisions	7	809	—	(705)	(13)	(1 884)	(86)	(1 872)
Cash generated from operations	138	1 347	—	1 408	(1)	6 111	(86)	8 917
Interest paid, net	(385)	(1 314)	13	(174)	(88)	(249)	37	(2 160)
Dividends received	5 049	—	—	280	—	425	(5 617)	137
Income tax paid	—	—	(1)	(294)	(4)	(1 699)	—	(1 998)
CASH FLOW FROM OPERATING ACTIVITIES	4 802	33	12	1 220	(93)	4 588	(5 666)	4 896
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	2	—	—	33	—	195	—	230
Sale of subsidiaries, net of cash disposed of	—	—	—	6	—	86	—	92
Acquisition of subsidiaries, net of cash acquired	—	—	—	—	3	(345)	—	(342)
Acquisition of property, plant and equipment and of intangible assets	(88)	—	—	(161)	—	(1 480)	—	(1 729)
Net of tax proceeds from the sale of assets held for sale	—	—	—	—	—	2	—	2
Net proceeds from sale/(acquisition) of investment in short-term debt securities	—	—	—	—	—	(1)	—	(1)
Net proceeds from sale/(acquisition) of other assets	—	—	—	(3)	—	(4)	—	(7)
Net repayments/(payments) of loans granted	1 652	(5 252)	8 079	6 095	8 487	19 848	(38 909)	—
CASH FLOW FROM INVESTING ACTIVITIES	1 566	(5 252)	8 079	5 970	8 490	18 301	(38 909)	(1 755)
FINANCING ACTIVITIES
Intra-group capital reimbursements	—	—	—	(267)	—	267	—	—
Proceeds from borrowings	3 237	17 820	—	5 184	2 179	915	(7 324)	22 011
Payments on borrowings	(9 119)	(12 569)	(8 028)	(11 977)	(2 235)	(22 994)	46 322	(20 600)
Cash net finance (cost)/income other than interests	(274)	(36)	—	66	(34)	(461)	(45)	(784)
Payment on lease liabilities	—	—	—	(39)	—	(196)	—	(235)
Dividends paid	(2 266)	—	—	(286)	(5 049)	(405)	5 617	(2 389)
CASH FLOW FROM FINANCING ACTIVITIES	(8 422)	5 215	(8 028)	(7 319)	(5 139)	(22 874)	44 570	(1 997)
Net increase/(decrease) in cash and cash equivalents	(2 054)	(4)	63	(129)	3 258	15	(5)	1 144
Cash and cash equivalents less bank overdrafts at beginning of year	(5 445)	4	29	583	3 486	8 303	—	6 960
Effect of exchange rate fluctuations	(121)	—	—	—	126	(41)	8	(30)
Cash and cash equivalents less bank overdrafts at end of period	(7 620)	1	92	455	6 870	8 277	3	8 074

For the year ended 30 June 2018 (Restated) Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
OPERATING ACTIVITIES
Profit of the period	2 955	925	7	2 846	490	3 707	(7 340)	3 590
Depreciation, amortization and impairment	77	—	—	418	—	1 840	—	2 335
Net finance cost	101	1 703	(10)	(1 522)	(47)	3 147	—	3 372
Income tax expense	—	(155)	3	425	1	1 138	(8)	1 420
Investment income	(2 891)	(2 060)	—	(168)	(443)	(1 778)	7 340	—
Other items	71	—	—	(13)	—	(163)	—	(105)
Cash flow from operating activities before changes in working capital and use of provisions	313	413	—	1 985	(1)	7 902	(8)	10 612
Working capital and provisions	(104)	815	—	(611)	(11)	(2 669)	8	(2 580)
Cash generated from operations	209	1 228	—	1 374	(12)	5 233	—	8 032
Interest paid, net	(297)	(1 502)	37	32	76	(653)	—	(2 307)
Dividends received	—	—	—	—	—	38	—	38
Income tax paid	—	—	(6)	(455)	(4)	(1 873)	—	(2 338)
CASH FLOW FROM OPERATING ACTIVITIES	(88)	(274)	31	951	60	2 745	—	3 425
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	—	—	—	11	—	144	—	155
Sale of subsidiaries, net of cash disposed of	—	—	—	—	—	(2)	—	(2)
Proceeds from SAB transaction-related divestitures	—	—	—	(1 236)	—	1 166	—	(70)
Taxes on SAB transaction-related divestitures	—	—	—	—	—	(330)	—	(330)
Acquisition of subsidiaries, net of cash acquired					—	(100)		(100)
Acquisition of property, plant and equipment and of intangible assets	(64)	—	—	(582)	—	(1 481)	—	(2 127)
Net of tax proceeds from the sale of assets held for sale	—	—	—	31	—	36	—	67
Net proceeds from sale/(acquisition) of investment in short-term debt securities	1 300	—	—	—	—	(1)	—	1 299
Net proceeds from sale/(acquisition) of other assets	—	—	—	(17)	—	(52)	—	(69)
Net repayments/(payments) of loans granted	3 437	2 106	5 802	10 875	375	(22 210)	(458)	(73)
CASH FLOW FROM INVESTING ACTIVITIES	4 673	2 106	5 802	9 082	375	(22 830)	(458)	(1 250)
FINANCING ACTIVITIES
Intra-group capital reimbursements	(6)	—	—	—	—	6	—	—
Purchase of non-controlling interest	—	—	—	—	—	(930)	—	(930)
Proceeds from borrowings	8 396	7 414	—	1 504	251	46 765	(40 563)	23 767
Payments on borrowings	(10 995)	(8 901)	(5 737)	(12 260)	—	(25 311)	41 140	(22 064)
Cash net finance (cost)/income other than interests	183	—	—	(7)	132	(450)	(120)	(262)
Payment on lease liabilities	—	—	—	(28)	—	(194)	—	(222)
Dividends paid	(4 474)	—	—	—	—	(658)	—	(5 132)
CASH FLOW FROM FINANCING ACTIVITIES	(6 896)	(1 487)	(5 737)	(10 791)	383	19 228	457	(4 843)
Net increase/(decrease) in cash and cash equivalents	(2 311)	345	96	(758)	818	(857)	(1)	(2 668)
Cash and cash equivalents less bank overdrafts at beginning of year	(74)	242	9	1 872	530	7 776	—	10 355
Effect of exchange rate fluctuations	(353)	—	—	—	(51)	609	6	211
Cash and cash equivalents less bank overdrafts at end of period	(2 738)	587	105	1 114	1 297	7 528	5	7 898